RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives Designated as a Net Investment Hedge (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Derivative [Line Items]
Fair Value	$ 1,000,000	$ (166,000,000)
Designated as a net investment hedge
Derivative [Line Items]
Fair Value	13,000,000	(90,000,000)
Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional Amount			$ 3,100	$ 2,800
Designated as a net investment hedge | U.S. dollar cross-currency interest rate swaps (maturing 2019)
Derivative [Line Items]
Fair Value	3,000,000	(43,000,000)
Designated as a net investment hedge | U.S. dollar cross-currency interest rate swaps (maturing 2019) | US$ denominated
Derivative [Line Items]
Notional Amount			100	300
Net realized gains related to the interest component	0	2,000,000
Designated as a net investment hedge | U.S. dollar foreign exchange options (maturing 2020 to 2021)
Derivative [Line Items]
Fair Value	$ 10,000,000	$ (47,000,000)
Designated as a net investment hedge | U.S. dollar foreign exchange options (maturing 2020 to 2021) | US$ denominated
Derivative [Line Items]
Notional Amount			$ 3,000	$ 2,500